DEBT (Details Narrative) - USD ($)						1 Months Ended								3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 11, 2024	Jan. 10, 2024	Nov. 16, 2023	Jun. 23, 2023	Jan. 06, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jul. 30, 2022	Jul. 30, 2022	Jun. 30, 2022	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2024	Jul. 31, 2022	Mar. 31, 2022	Mar. 01, 2022
Debt Instrument [Line Items]
Interest expense														$ 2,160,299	$ 56,937		$ 2,331,928	$ 96,630	$ 270,182	$ 198,450
Convertible long term notes payable														200,000			200,000		$ 200,000	200,000
Shares issued, price per share																			$ 0.75
Pre-money valuation amount																			$ 200,000,000
Conversion price										$ 0.25						$ 0.25
Conversion price trigger																0.75			$ 0.75
Exercise price										$ 16.25						$ 16.25			$ 16.25
Reverse stock split, description				1-for-26 reverse stock split												1 to 26 reverse stock split
Warrants and Rights Outstanding, Term																			5 years
Debt percent																			200.00%
Inception of the stock settled debt							$ 175,000		$ 262,533	$ 135,000									$ 135,000
Warrant liability														457,152			457,152		893,263
Accretion expense																	2,190,620	$ 6,279	40,730
Derivative warrant liability														2,861,775			$ 2,861,775
Share Price																								$ 26.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period
Common Stock [Member]
Debt Instrument [Line Items]
Conversion price																							$ 6.50
January 2023 Notes [Member]
Debt Instrument [Line Items]
Accrued														42,396			$ 42,396		$ 26,240	$ 0
Debt net discount														73,213			73,213		73,213
Beneficial conversion feature																	135,000		135,000
Debt discount														$ 208,213			$ 208,213		$ 208,213
Effective interest rate								13.00%						13.00%	13.00%		13.00%	13.00%	13.00%
Accretion expense														$ 2,999	$ 2,611		$ 5,968	$ 3,269	$ 8,927
Fair value of the warrant liability														138	136		31,231	187	9,243
Interest expense, debt														7,989	$ 7,900		16,156	$ 9,907	26,240
March 2023 Notes [Member]
Debt Instrument [Line Items]
Accrued														68,732			68,732		37,314	0
Debt net discount														568,574			568,574		568,574
Beneficial conversion feature																	262,533		262,533
Debt discount														$ 831,108			$ 831,108		$ 831,108
Effective interest rate								44.60%						44.60%	44.60%		44.60%	44.60%	44.60%
Accretion expense														$ 12,217	$ 3,111		$ 23,443	$ 3,111	$ 22,176
Fair value of the warrant liability														1,071	520		242,940	520	70,973
Interest expense, debt														15,536	5,552		31,418	5,552	37,314
June 2023 Notes [Member]
Debt Instrument [Line Items]
Accrued														36,493			36,493		15,551	0
Debt net discount														354,810			354,810		354,810
Beneficial conversion feature																	175,000		175,000
Debt discount														$ 529,810			$ 529,810		$ 529,810
Effective interest rate														39.50%			39.50%		39.50%
Accretion expense														$ 7,826			$ 15,104		$ 9,627
Fair value of the warrant liability														714			161,940		23,119
Interest expense, debt														$ 10,356			$ 20,942		15,551
2024 Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Purchase price	$ 175,000	$ 1,000,000	$ 2,000,000
Principal amount	$ 218,750	$ 1,250,000	$ 2,500,000
original issue discount, rate	20.00%	20.00%
Share Price														$ 15.00			$ 15.00
2024 January Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt net discount														$ 3,482,304			$ 3,482,304
Beneficial conversion feature																	2,500,005
Debt discount														5,232,309			5,232,309
Effective interest rate		624.00%	659.00%
Accretion expense														2,021,452			2,099,406
Fair value of the warrant liability														10,949			28,264
Amortization of Debt Issuance Costs and Discounts																	750,000
2024 April Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt net discount														201,483			201,483
Beneficial conversion feature																	145,840
Debt discount														$ 303,573			$ 303,573
Effective interest rate														5.039%			5.039%
Accretion expense														$ 46,698			$ 46,698
Fair value of the warrant liability														$ 2			2
Amortization of Debt Issuance Costs and Discounts																	$ 43,750
January 2023 Notes and January 2023 Warrants [Member]
Debt Instrument [Line Items]
Beneficial conversion feature										135,000
Warrant liability										73,213						$ 73,213
Debt discount										208,213						208,213
March 2023 Notes and March 2023 Warrants [Member]
Debt Instrument [Line Items]
Beneficial conversion feature									262,533
Warrant liability									568,574
Debt discount									831,108
June 2023 Warrants [Member]
Debt Instrument [Line Items]
Beneficial conversion feature							175,000
Warrant liability							354,180
Debt discount							529,810
2024 January Senior Secured Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Conversion of Units																	416,667
Stock Issued During Period, Value, Conversion of Units																	$ 2,500,005
2024 April Senior Secured Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Conversion of Units																	24,306
Stock Issued During Period, Value, Conversion of Units																	$ 145,840
January 2023 Warrants [Member]
Debt Instrument [Line Items]
Debt net discount										73,213						73,213
Derivative warrant liability										$ 73,213						$ 73,213
March 2023 Warrants [Member]
Debt Instrument [Line Items]
Warrant liability									568,574
June 2023 Warrants [Member]
Debt Instrument [Line Items]
Warrant liability							354,810
Series 2024 Warrants [Member] | 2024 Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Exercise price														$ 15.00			$ 15.00
Debt conversion, description																	The Series 2024 Notes will be convertible, at the option of the investors, into common stock commencing on the maturity date, at a conversion price equal to the product of (x) the Liquidity Event Price (as defined in the Series 2024 Notes) and (y) 0.70 (or 0.60 if the Company has extended the maturity date), provided however, that if no Liquidity Event has occurred by the maturity date then the conversion price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis. In addition, the Company will have the right to effect conversion of the Series 2024 Notes if, at the time (a) a Liquidity Event has occurred and (b) the underlying shares are registered for resale.
Warrant description																	The Series 2024 Warrants will be exercisable into the number the shares of common stock obtained by dividing 100% of the original principal amount of the Series 2024 Notes by (ii) the Liquidity Event Price (as defined in the Series 2024 Notes); provided, however, that if no Liquidity Event has occurred by the maturity date, then such percentage will be 150%. The Series 2024 Warrants will be exercisable for a period of five years and have an exercise price equal to the Liquidity Event Price provided however, that if no Liquidity Event has occurred by the maturity date then the exercise price will be the amount obtained by dividing (i) $95,000,000 by (ii) the number of shares of common stock outstanding on such date calculated on a fully-diluted basis.
Series 2024 Warrants [Member] | 2024 January Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Beneficial conversion feature																	$ 2,500,005
Warrant liability														$ 2,732,304			2,732,304
Debt discount														5,232,309			$ 5,232,309
Derivative warrant liability																					$ 2,732,304
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																	250,000
Amortization of Debt Issuance Costs and Discounts																	$ 750,000
Series 2024 Warrants [Member] | 2024 April Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Beneficial conversion feature																	145,840
Warrant liability														157,733			157,733
Debt discount														303,573			$ 303,573
Derivative warrant liability																					$ 157,733
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																	14,583
Amortization of Debt Issuance Costs and Discounts																	$ 43,750
Purchase Agreement [Member]
Debt Instrument [Line Items]
Purchase price																			5,000,000
Unsecured 6% Note Payable Related Party Debt [Member]
Debt Instrument [Line Items]
Interest expense														11,352	11,225		22,956	22,829	46,037	46,038
Accrued														161,068			161,068		138,112	92,076
Unsecured 4% Note Payable Related Party Debt [Member]
Debt Instrument [Line Items]
Interest expense														12,052	11,918		24,372	24,238	48,879	48,878
Accrued														171,007			171,007		146,635	97,756
2021 Series Convertible Note Related Party Debt [Member]
Debt Instrument [Line Items]
Interest expense														6,098	5,852		11,967	11,901	23,821	31,276
Convertible notes payable														480,000			$ 480,000		$ 480,000	480,000
Debt instrument, maturity date																	Jul. 31, 2024		Jul. 31, 2024
Accrued interest																	$ 66,131		$ 53,804	29,983
Senior Secured Convertible Note Payable [Member]
Debt Instrument [Line Items]
Interest expense																			0	46,849
Accrued																			0	0
Convertible long term notes payable																			0	0
2022 Series Convertible Notes [Member]
Debt Instrument [Line Items]
Interest expense														2,465	$ 2,438		4,986	$ 4,959	10,000	3,205
Accrued														$ 18,192			$ 18,192		$ 13,205	$ 3,205
Convertible notes payable													$ 5,000,000									$ 5,000,000
Purchase price											$ 200,000	$ 200,000	$ 200,000
Debt instrument, convertible, threshold percentage of stock price trigger											5.00%	5.00%	5.00%
2023 Series Convertible Notes Stock Settled [Member]
Debt Instrument [Line Items]
Purchase price					$ 405,000	$ 525,000	$ 525,000	$ 787,600	$ 787,600
Debt instrument, convertible, threshold percentage of stock price trigger					8.00%	8.00%	8.00%	8.00%
2023 Series Convertible Notes Stock Settled [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger								8.00%	8.00%